Employee Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Employee Benefit Plans [Abstract]
Percentage of employees contributions	5.00%	5.00%
Relevant income	$ 3,844	$ 30,000
Provident fund expense	$ 50,738		$ 24,297	$ 575